Related Party Transactions: Schedule of Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Due to Related Parties, Current	$ 2,885	$ 216	$ 160
CMFG Life Insurance Company
Due to Related Parties, Current	1,338	211	156
MEMBERS Capital Advisors, Inc.
Due to Related Parties, Current	16	5	4
CUNA Brokerage Services, Inc
Due to Related Parties, Current	$ 1,531